UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00958

T. Rowe Price New Horizons Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2024

New Horizons Fund

Investor Class (PRNHX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Investor Class	$81	0.79%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2014	10,000	10,000	10,000
2015	10,640	10,180	10,663
2015	10,777	10,194	10,874
2015	9,938	9,455	9,453
2015	10,450	10,048	9,862
2016	10,021	10,145	9,400
2016	10,538	10,412	9,705
2016	11,350	10,870	10,600
2016	11,264	11,327	10,978
2017	12,403	11,978	11,565
2017	13,271	12,339	12,073
2017	14,156	12,903	12,824
2017	14,811	13,721	13,411
2018	15,735	13,633	13,720
2018	17,034	14,163	14,712
2018	18,575	15,172	15,525
2018	15,410	13,002	12,163
2019	18,610	14,828	14,248
2019	20,103	15,435	14,640
2019	19,473	15,614	14,029
2019	21,221	17,035	15,628
2020	18,601	13,475	11,601
2020	25,592	16,443	15,149
2020	28,816	17,957	16,234
2020	33,470	20,593	21,040
2021	32,847	21,900	22,066
2021	36,777	23,705	22,930
2021	38,208	23,681	21,634
2021	36,720	25,877	21,636
2022	29,664	24,512	18,904
2022	22,808	20,418	15,264
2022	23,019	19,506	15,301
2022	23,132	20,907	15,933
2023	24,874	22,408	16,901
2023	26,792	24,288	18,093
2023	25,573	23,497	16,769
2023	28,070	26,334	18,906
2024	29,777	28,973	20,340
2024	27,226	29,904	19,746
2024	29,008	31,767	21,407
2024	29,152	32,604	21,772

202501-4140694, 202502-4108696

F42-052 2/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
New Horizons Fund (Investor Class)	3.86%	6.56%	11.29%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	12.55
Russell 2000 Growth Index (Strategy Benchmark)	15.15	6.86	8.09

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,762,685
  Number of Portfolio Holdings226
  Investment Advisory Fees Paid (000s)$128,239
  Portfolio Turnover Rate31.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

Investor Class (PRNHX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

New Horizons Fund

I Class (PRJIX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - I Class	$67	0.66%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2024

	I Class	Regulatory Benchmark	Strategy Benchmark
8/28/15	500,000	500,000	500,000
9/30/15	475,842	481,606	464,484
12/31/15	500,421	511,802	484,548
3/31/16	480,164	516,758	461,857
6/30/16	505,014	530,351	476,825
9/30/16	544,233	553,674	520,796
12/31/16	540,187	576,980	539,389
3/31/17	595,016	610,118	568,240
6/30/17	636,885	628,516	593,179
9/30/17	679,626	657,248	630,065
12/31/17	711,283	698,900	658,954
3/31/18	755,882	694,395	674,106
6/30/18	818,455	721,399	722,861
9/30/18	892,786	772,791	762,787
12/31/18	740,937	662,265	597,619
3/31/19	894,928	755,270	700,080
6/30/19	967,087	786,199	719,319
9/30/19	937,149	795,339	689,301
12/31/19	1,021,378	867,693	767,842
3/31/20	895,594	686,348	570,008
6/30/20	1,232,621	837,534	744,340
9/30/20	1,388,265	914,650	797,620
12/31/20	1,612,914	1,048,935	1,033,763
3/31/21	1,583,215	1,115,510	1,084,161
6/30/21	1,772,936	1,207,426	1,126,633
9/30/21	1,842,493	1,206,198	1,062,950
12/31/21	1,771,261	1,318,104	1,063,068
3/31/22	1,431,403	1,248,528	928,830
6/30/22	1,100,973	1,040,009	749,990
9/30/22	1,111,551	993,577	751,804
12/31/22	1,117,452	1,064,936	782,870
3/31/23	1,201,969	1,141,402	830,411
6/30/23	1,295,130	1,237,129	888,976
9/30/23	1,236,545	1,196,875	823,916
12/31/23	1,357,558	1,341,360	928,942
3/31/24	1,440,634	1,475,756	999,372
6/30/24	1,317,700	1,523,216	970,199
9/30/24	1,404,619	1,618,099	1,051,793
12/31/24	1,411,760	1,660,708	1,069,715

202501-4140694, 202502-4108696

F532-052 2/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 8/28/15
New Horizons Fund (I Class)	3.99%	6.69%	11.75%
Russell 3000 Index (Regulatory Benchmark)	23.81	13.86	13.71
Russell 2000 Growth Index (Strategy Benchmark)	15.15	6.86	8.48

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,762,685
  Number of Portfolio Holdings226
  Investment Advisory Fees Paid (000s)$128,239
  Portfolio Turnover Rate31.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

I Class (PRJIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

December 31, 2024

New Horizons Fund

Z Class (TRUZX)

This annual shareholder report contains important information about New Horizons Fund (the "fund") for the period of January 1, 2024 to December 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
New Horizons Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. stocks advanced during the period, buoyed by generally favorable corporate earnings and continuing interest in companies expected to benefit from artificial intelligence developments. Small-caps also posted a second consecutive year of positive gains but continued to materially underperform large-caps. Although inflation remained above the Federal Reserve’s long-term 2% target, the central bank shifted its focus toward the moderating labor market in the second half of the year and began reducing interest rates in mid-September.

  Stock selection in the financials sector contributed the most to performance relative to the Russell 2000 Growth Index. Toast, a leading software provider for restaurants, performed well amid strong earnings results driven by favorable sales growth and market expansion trends. An underweight allocation to the materials sector also had a modest positive impact on relative performance.

  Stock selection in the industrials and business services sector detracted the most, as SiteOne Landscaping Supply modestly underperformed due to poor sentiment regarding the residential housing space. Stock choices in the information technology (IT) sector was also a significant detractor, as persistent weakness in key end markets weighed on the results of IT consulting firm Endava.

  The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies. We remain committed to our time-tested and disciplined investment process to invest in companies that are competitively advantaged; have pricing power; allocate capital well; and have idiosyncratic growth drivers spanning fertile investment areas like technology, health care, industrials and business services, and consumer sectors.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2024

	Z Class	Regulatory Benchmark	Strategy Benchmark
3/16/20	10,000	10,000	10,000
3/31/20	11,213	10,865	11,465
6/30/20	15,456	13,259	14,972
9/30/20	17,435	14,480	16,043
12/31/20	20,289	16,606	20,793
3/31/21	19,946	17,659	21,807
6/30/21	22,373	19,115	22,661
9/30/21	23,287	19,095	21,380
12/31/21	22,423	20,867	21,383
3/31/22	18,150	19,765	18,683
6/30/22	13,982	16,464	15,085
9/30/22	14,142	15,729	15,122
12/31/22	14,241	16,859	15,747
3/31/23	15,340	18,069	16,703
6/30/23	16,555	19,585	17,881
9/30/23	15,833	18,948	16,572
12/31/23	17,414	21,235	18,685
3/31/24	18,507	23,362	20,102
6/30/24	16,957	24,114	19,515
9/30/24	18,105	25,616	21,156
12/31/24	18,229	26,290	21,516

202501-4140694, 202502-4108696

F1263-052 2/25

Average Annual Total Returns

	1 Year	Since Inception 3/16/20
New Horizons Fund (Z Class)	4.68%	13.34%
Russell 3000 Index (Regulatory Benchmark)	23.81	22.33
Russell 2000 Growth Index (Strategy Benchmark)	15.15	17.33

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$19,762,685
  Number of Portfolio Holdings226
  Investment Advisory Fees Paid (000s)$128,239
  Portfolio Turnover Rate31.9%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Industrials & Business Services	27.7%
Information Technology	26.7
Health Care	26.2
Financials	6.2
Consumer Discretionary	4.3
Energy	2.8
Materials	1.6
Real Estate	0.4
Communication Services	0.0
Other	4.1

Top Ten Holdings (as a % of Net Assets)

Dayforce	3.4%
Teledyne Technologies	2.8
BILL Holdings	2.7
HubSpot	2.6
Toast	2.5
Argenx	2.5
Paylocity Holding	2.5
Bio-Techne	2.4
Corpay	2.3
IDEX	2.2

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

New Horizons Fund

Z Class (TRUZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$46,029	$46,733
Audit-Related Fees	-	-
Tax Fees	20,450	32,477
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,262,000 and $1,524,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b)  Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRNHX New Horizons Fund
PRJIX New Horizons Fund–
.
I Class
TRUZX New Horizons Fund–
.
Z Class

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 56.22 $ 46.33 $ 76.81 $ 82.28 $ 59.37
Investment activities
Net investment loss
(1)(2)
(0.22) (0.19) (0.28) (0.48) (0.36)
Net realized and unrealized
gain/loss 2.55 10.08 (28.02) 8.14 34.44
Total from investment
activities 2.33 9.89 (28.30) 7.66 34.08
Distributions
Net realized gain (2.74) — (2.18) (13.13) (11.17)
NET ASSET VALUE
End of period $ 55.81 $ 56.22 $ 46.33 $ 76.81 $ 82.28
Ratios/Supplemental Data
Total return
(2)(3)
3.86% 21.35% (37.00)% 9.71% 57.72%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.79% 0.78% 0.79% 0.75% 0.75%
Net expenses after
waivers/payments by Price
Associates 0.79% 0.78% 0.79% 0.75% 0.75%
Net investment loss (0.38)% (0.37)% (0.51)% (0.54)% (0.50)%
Portfolio turnover rate 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of period (in
millions) $7,756 $10,376 $9,636 $24,296 $25,489
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/24 12/31/23 12/31/22 12/31/21 12/31/20
NET ASSET VALUE
Beginning of period $ 56.54 $ 46.54 $ 77.03 $ 82.55 $ 59.52
Investment activities
Net investment loss
(1)(2)
(0.14) (0.13) (0.20) (0.39) (0.28)
Net realized and unrealized
gain/loss 2.56 10.13 (28.11) 8.16 34.56
Total from investment
activities 2.42 10.00 (28.31) 7 .77 34.28
Distributions
Net realized gain (2.74) — (2.18) (13.29) (11.25)
NET ASSET VALUE
End of period $ 56.22 $ 56.54 $ 46.54 $ 77.03 $ 82.55
Ratios/Supplemental Data
Total return
(2)(3)
3.99% 21.49% (36.91)% 9.82% 57.92%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.64% 0.64%
Net expenses after
waivers/payments by Price
Associates 0.66% 0.66% 0.66% 0.64% 0 .64%
Net investment loss (0.25)% (0.25)% (0.36)% (0.44)% (0.40)%
Portfolio turnover rate 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of period (in
millions) $9,715 $12,062 $10,763 $11,728 $9,621
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE New Horizons Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
3/16/20
(1)
Through
12/31/20 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 57.19 $ 46.77 $ 76.88 $ 82.36 $ 46.43
Investment activities
Net investment income
(2)(3)
0.24 0.21 0.16 0.17 0.12
Net realized and unrealized
gain/loss 2.60 10.21 (28.09) 8.14 47.45
Total from investment
activities 2.84 10.42 (27.93) 8 .31 47.57
Distributions
Net realized gain (2.74) — (2.18) (13.79) (11.64)
NET ASSET VALUE
End of period $ 57.29 $ 57.19 $ 46.77 $ 76.88 $ 82.36
Ratios/Supplemental Data
Total return
(3)(4)
4.68% 22.28% (36.49)% 10.52% 102.89%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 0.64% 0.64% 0.64% 0.64% 0.64%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 0.41% 0.41% 0.29% 0.20% 0.20%
(5)
Portfolio turnover rate 31.9% 54.8% 52.7% 42.5% 52.2%
Net assets, end of period (in
millions) $2,292 $2,304 $1,905 $3,246 $3,852
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE New Horizons Fund
December 31, 2024

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  90.8%
COMMUNICATION SERVICES  0.0%
Diversified Telecommunication Services  0.0%
GCI Liberty, Class A, EC (1) 6,047,898 —
—
Entertainment  0.0%
Houzz, Acquisition Date: 6/3/14, Cost $6,575 (1)(2)(3) 877,600 26
OfferUp, Acquisition Date: 3/6/15, Cost $5,042 (1)(2)(3) 1,012,630 608
634
Total Communication Services 634
CONSUMER DISCRETIONARY  3.9%
Diversified Consumer Services  0.1%
Duolingo (2) 31,448 10,196
10,196
Hotels, Restaurants & Leisure  1.4%
Brinker International (2) 554,900 73,408
Cava Group (2) 630,600 71,132
Viking Holdings (2) 243,700 10,737
Wingstop  434,366 123,447
278,724
Specialty Retail  1.6%
Five Below (2) 843,797 88,565
Floor & Decor Holdings, Class A (2) 2,353,346 234,629
Framebridge Expense Fund Payment, EC, Acquisition Date:
5/19/20 - 9/15/21, Cost $22 (1)(2)(3) 22,521 21
323,215
Textiles, Apparel & Luxury Goods  0.8%
Moncler (EUR)  1,009,284 53,281
On Holding, Class A (2) 856,141 46,891
VF  2,406,244 51,638
151,810
Total Consumer Discretionary 763,945
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Acquisition Date: 11/3/17 - 7/31/20,
Cost $19,384 (1)(2)(3) 801,662 2,806
Total Consumer Staples 2,806

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
ENERGY  2.8%
Energy Equipment & Services  2.6%
TechnipFMC  10,205,173 295,338
Weatherford International  2,989,063 214,106
509,444
Oil, Gas & Consumable Fuels  0.2%
Viper Energy  814,175 39,952
39,952
Total Energy 549,396
FINANCIALS  6.1%
Capital Markets  1.2%
Hamilton Lane, Class A  812,293 120,260
StepStone Group, Class A  2,133,191 123,469
243,729
Financial Services  4.8%
Corpay (2) 1,337,552 452,654
Toast, Class A (2) 13,446,276 490,117
942,771
Insurance  0.1%
Bowhead Specialty Holdings (2) 735,894 26,139
26,139
Total Financials 1,212,639
HEALTH CARE  23.9%
Biotechnology  16.7%
Agios Pharmaceuticals (2) 481,822 15,833
Akero Therapeutics (2) 1,781,031 49,548
Alnylam Pharmaceuticals (2) 991,961 233,418
AnaptysBio (2) 552,810 7,319
Arcellx (2) 526,655 40,389
Argenx, ADR (2) 796,500 489,848
Ascendis Pharma, ADR (2) 643,593 88,603
Autolus Therapeutics, ADR (2) 2,266,505 5,326
Avidity Biosciences (2) 4,427,896 128,763
BeiGene, ADR (2) 143,087 26,430
Bicara Therapeutics (2) 589,026 10,261
Blueprint Medicines (2) 2,051,576 178,938
Cargo Therapeutics (2) 642,752 9,268
Celldex Therapeutics (2) 1,446,713 36,558
Centessa Pharmaceuticals, ADR (2) 644,638 10,798
CG oncology (2) 230,978 6,624

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Crinetics Pharmaceuticals (2) 2,143,992 109,622
Cytokinetics (2) 727,379 34,216
Day One Biopharmaceuticals (2) 1,144,703 14,503
Disc Medicine (2) 529,055 33,542
Dyne Therapeutics (2) 984,048 23,184
Entrada Therapeutics (2) 1,817,557 31,426
Generation Bio (2)(4) 5,337,209 5,657
Geron (2) 1,711,298 6,058
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $8,140 (1)(2)(3) 8,139,642 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $5,425 (1)(2)(3) 5,424,598 —
Ideaya Biosciences (2) 1,981,494 50,924
IGM Biosciences (2)(4) 1,776,572 10,855
Immatics (2) 1,202,736 8,551
Immunovant (2) 510,490 12,645
Insmed (2) 4,750,495 327,974
Ionis Pharmaceuticals (2) 1,262,093 44,123
Janux Therapeutics (2) 282,918 15,147
Keros Therapeutics (2) 433,323 6,860
Kymera Therapeutics (2) 3,093,981 124,471
Legend Biotech, ADR (2) 362,995 11,812
Madrigal Pharmaceuticals (2) 197,639 60,985
Merus (2) 369,517 15,538
Mirum Pharmaceuticals (2) 767,707 31,745
Monte Rosa Therapeutics (2)(4) 3,403,296 23,619
MoonLake Immunotherapeutics (2) 667,176 36,128
Natera (2) 631,034 99,893
Neurocrine Biosciences (2) 203,249 27,744
Nurix Therapeutics (2) 1,452,118 27,358
Nuvalent, Class A (2) 454,227 35,557
Praxis Precision Medicines (2) 418,363 32,197
Prime Medicine (2) 1,144,355 3,342
Prothena (2) 1,890,001 26,177
Relay Therapeutics (2) 1,382,939 5,698
Replimune Group (2)(4) 4,730,235 57,283
REVOLUTION Medicines (2) 1,920,866 84,019
REVOLUTION Medicines, Warrants, 11/14/28 (2) 302,672 49
Rocket Pharmaceuticals (2) 1,007,530 12,665
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (2)(3) 229,118 8,218
Scholar Rock Holding (2) 4,032,099 174,267

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Soleno Therapeutics (2) 372,865 16,760
SpringWorks Therapeutics (2) 1,406,912 50,832
Ultragenyx Pharmaceutical (2) 745,822 31,377
Vaxcyte (2) 1,450,440 118,733
Vera Therapeutics (2) 1,573,325 66,536
Viridian Therapeutics (2) 620,815 11,901
Xencor (2) 1,616,166 37,140
Zenas Biopharma (2) 361,895 2,964
3,308,219
Health Care Equipment & Supplies  0.3%
Cooper (2) 221,200 20,335
Penumbra (2) 159,638 37,911
58,246
Health Care Providers & Services  0.1%
Capsule, Acquisition Date: 4/7/21, Cost $8,954 (1)(2)(3) 617,863 797
Encompass Health  109,500 10,112
10,909
Health Care Technology  2.2%
Veeva Systems, Class A (2) 2,090,127 439,449
439,449
Life Sciences Tools & Services  4.0%
Bio-Techne  6,615,317 476,501
Repligen (2) 1,392,523 200,440
Sartorius Stedim Biotech (EUR)  203,256 39,681
West Pharmaceutical Services  245,227 80,327
796,949
Pharmaceuticals  0.6%
Arvinas (2) 2,016,090 38,649
EyePoint Pharmaceuticals (2) 1,149,657 8,565
Pliant Therapeutics (2) 2,339,354 30,809
Structure Therapeutics, ADR (2) 515,429 13,978
Terns Pharmaceuticals (2) 1,041,712 5,771
WaVe Life Sciences (2) 1,635,952 20,237
118,009
Total Health Care 4,731,781
INDUSTRIALS & BUSINESS SERVICES  27.3%
Aerospace & Defense  0.3%
Curtiss-Wright  50,767 18,016
Loar Holdings (2) 376,872 27,854

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Standardaero (2) 788,569 19,525
65,395
Building Products  0.6%
Trex (2) 1,762,213 121,646
121,646
Commercial Services & Supplies  0.5%
MSA Safety  636,962 105,589
105,589
Construction & Engineering  0.7%
API Group (2) 3,617,453 130,120
130,120
Electrical Equipment  1.4%
Hubbell  672,202 281,579
281,579
Ground Transportation  3.8%
Old Dominion Freight Line  1,763,637 311,105
Saia (2) 950,876 433,343
744,448
Industrial Conglomerates  1.6%
Roper Technologies  613,348 318,849
318,849
Machinery  9.3%
AGCO  236,036 22,065
Atmus Filtration Technologies  1,551,946 60,805
Esab (4) 3,046,159 365,356
IDEX  2,115,310 442,713
Ingersoll Rand  3,905,326 353,276
RBC Bearings (2) 1,023,307 306,112
Toro  3,644,480 291,923
1,842,250
Passenger Airlines  0.0%
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
Wheels Up Earnout, Acquisition Date: 7/23/21, Cost $— (1)(2)
(3) 1,049,318 —
—
Professional Services  7.3%
Booz Allen Hamilton Holding  1,859,505 239,318

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $18,150 (1)
(2)(3)(4) 2,653,566 16,293
Dayforce (2)(4) 9,142,415 664,105
Leidos Holdings  279,749 40,301
Paylocity Holding (2) 2,449,896 488,681
1,448,698
Trading Companies & Distributors  1.8%
SiteOne Landscape Supply (2) 2,735,905 360,510
360,510
Total Industrials & Business Services 5,419,084
INFORMATION TECHNOLOGY  24.8%
Electronic Equipment, Instruments & Components  3.6%
Novanta (2) 1,055,948 161,317
Teledyne Technologies (2) 1,177,554 546,538
707,855
IT Services  3.5%
Globant (2) 1,979,846 424,519
GoDaddy, Class A (2) 1,033,376 203,957
MongoDB (2) 168,132 39,143
Themis Solutions, Acquisition Date: 4/14/21, Cost $9,168 (1)
(2)(3) 408,330 14,211
681,830
Semiconductors & Semiconductor Equipment  5.0%
Astera Labs (2) 66,841 8,853
Entegris  2,490,875 246,746
Lattice Semiconductor (2) 2,962,003 167,797
MACOM Technology Solutions Holdings (2) 2,495,680 324,214
Monolithic Power Systems  398,888 236,022
983,632
Software  12.7%
BILL Holdings (2)(4) 6,252,238 529,627
CCC Intelligent Solutions Holdings (2) 1,770,031 20,762
Databricks, Acquisition Date: 7/24/20 - 8/28/20, Cost $5,376 (1)
(2)(3) 335,808 31,062
Datadog, Class A (2) 1,674,086 239,210
Descartes Systems Group (2) 2,172,046 246,744
Evernote Chinese Cash Escrow, EC (1) 429,118 —
Evernote Equity Holder Expense Fund, EC (1) 15,815 13
Gusto, Acquisition Date: 8/18/20 - 11/9/20, Cost $28,448 (1)(2)
(3) 2,129,852 39,594
HubSpot (2) 723,752 504,289

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Monday.com (2) 1,135,857 267,426
Onestream (2) 312,904 8,924
Procore Technologies (2) 2,306,912 172,857
Samsara, Class A (2) 7,065,748 308,703
ServiceTitan, Class A (2) 90,769 9,337
ServiceTitan, Class A, Acquisition Date: 11/9/18 - 6/28/21,
Cost $37,920 (2)(3) 1,242,753 127,842
Socure, Acquisition Date: 12/22/21, Cost $2,205 (1)(2)(3) 137,206 571
Tanium, Class B, Acquisition Date: 9/24/20, Cost $7,493 (1)(2)
(3) 657,558 3,459
2,510,420
Total Information Technology 4,883,737
MATERIALS  1.6%
Chemicals  0.0%
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,448 —
—
Metals & Mining  1.6%
Osisko Gold Royalties (CAD)  2,484,355 44,988
Reliance  967,845 260,602
305,590
Total Materials 305,590
REAL ESTATE  0.4%
Real Estate Management & Development  0.4%
FirstService  449,411 81,352
Total Real Estate 81,352
Total Common Stocks (Cost $12,529,783) 17,950,964
CONVERTIBLE PREFERRED STOCKS  4.4%
COMMUNICATION SERVICES  0.0%
Entertainment  0.0%
Houzz, Series D, Acquisition Date: 6/3/14, Cost $19,726 (1)(2)
(3) 2,632,810 421
OfferUp, Series A-2, Acquisition Date: 3/6/15, Cost $6,851 (1)
(2)(3) 1,375,830 825

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
OfferUp, Series C, Acquisition Date: 3/6/15, Cost $11,641 (1)
(2)(3) 2,337,940 1,894
OfferUp, Series C-1, Acquisition Date: 8/26/16, Cost $4,573 (1)
(2)(3) 682,712 601
OfferUp, Series F, Acquisition Date: 7/1/20, Cost $2,026 (1)(2)
(3) 884,802 531
4,272
Media  0.0%
DTX, Series A-1, Acquisition Date: 2/4/22, Cost $8,815 (1)(2)(3) 4,844,924 4,324
4,324
Total Communication Services 8,596
CONSUMER DISCRETIONARY  0.4%
Hotels, Restaurants & Leisure  0.4%
Evolve Vacation Rental Network, Series 4, Acquisition Date:
8/15/14, Cost $906 (1)(2)(3)(4) 718,332 7,061
Evolve Vacation Rental Network, Series 5, Acquisition Date:
11/6/15, Cost $4,220 (1)(2)(3)(4) 1,727,442 16,981
Evolve Vacation Rental Network, Series 6, Acquisition Date:
1/18/17, Cost $8,679 (1)(2)(3)(4) 2,218,727 21,810
Evolve Vacation Rental Network, Series 7, Acquisition Date:
1/10/18, Cost $3,151 (1)(2)(3)(4) 433,698 4,263
Evolve Vacation Rental Network, Series 8, Acquisition Date:
3/29/18 - 6/15/18, Cost $17,862 (1)(2)(3)(4) 2,098,881 20,632
Evolve Vacation Rental Network, Series 9, Acquisition Date:
5/29/20, Cost $4,323 (1)(2)(3)(4) 745,950 7,333
Total Consumer Discretionary 78,080
CONSUMER STAPLES  0.0%
Food Products  0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $25 (1)(2)(3) 1,323 5
Farmers Business Network, Series F, Acquisition Date: 7/31/20,
Cost $28 (1)(2)(3) 852 3
Total Consumer Staples 8
FINANCIALS  0.1%
Capital Markets  0.1%
Trumid Holdings, Series J-A, Acquisition Date: 7/31/20,
Cost $11,909 (1)(2)(3)(5) 24,002 13,149
Trumid Holdings, Series J-B, Acquisition Date: 7/31/20,
Cost $7,187 (1)(2)(3)(5) 24,002 13,150
Trumid Holdings, Series L, Acquisition Date: 9/15/21,
Cost $3,703 (1)(2)(3)(5) 4,229 2,317
Total Financials 28,616

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
HEALTH CARE  1.6%
Biotechnology  0.9%
Adarx Pharma, Series C, Acquisition Date: 8/2/23,
Cost $10,269 (1)(2)(3) 1,234,213 10,269
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $15,670 (1)(2)(3) 5,677,732 27,934
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $27,023 (1)(2)(3) 3,336,170 16,414
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $26,128 (1)(2)(3) 1,477,112 7,858
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $6,173 (1)(2)(3) 287,120 1,527
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $6,007 (1)(2)(3) 1,176,193 6,008
Genesis Therapeutics, Series A-2, Acquisition Date: 11/24/20,
Cost $391 (1)(2)(3) 76,477 391
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $3,850 (1)(2)(3) 753,779 3,850
Insitro, Series B, Acquisition Date: 5/21/20, Cost $7,412 (1)(2)
(3) 1,189,622 21,760
Insitro, Series C, Acquisition Date: 4/7/21, Cost $15,759 (1)(2)
(3) 861,590 15,759
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $13,087 (1)(2)(3) 1,422,490 6,543
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $9,702 (1)(2)(3) 474,429 9,702
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $22,682 (1)(2)(3) 2,897,679 24,950
Treeline Biosciences, Series A-1, Acquisition Date: 10/2/24,
Cost $17,466 (1)(2)(3) 2,028,504 17,466
170,431
Health Care Equipment & Supplies  0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,865 (1)(2)(3)(4) 9,149,620 7,777
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $18,745 (1)
(2)(3)(4) 18,452,429 15,685
23,462
Health Care Providers & Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $8,954 (1)
(2)(3) 617,862 797
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,006 (1)(2)(3) 292,304 5,174
Color Health, Series D-1, Acquisition Date: 1/13/20 - 12/23/20,
Cost $12,813 (1)(2)(3) 600,689 7,202

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,422 (1)(2)(3) 44,229 1,747
14,920
Life Sciences Tools & Services  0.5%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $18,372 (1)
(2)(3) 2,080,677 3,891
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $24,828 (1)(2)(3) 1,817,581 84,463
88,354
Total Health Care 297,167
INDUSTRIALS & BUSINESS SERVICES  0.4%
Aerospace & Defense  0.0%
ABL Space Systems, Series A-8, Acquisition Date: 3/24/21,
Cost $18,589 (1)(2)(3) 468,377 327
327
Air Freight & Logistics  0.1%
Flexe, Series C, Acquisition Date: 11/18/20, Cost $17,689 (1)
(2)(3) 1,453,824 11,122
Flexe, Series D, Acquisition Date: 4/7/22, Cost $9,169 (1)(2)(3) 449,562 3,439
14,561
Professional Services  0.3%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $25,265 (1)
(2)(3)(4) 5,552,310 34,091
Checkr, Series D, Acquisition Date: 9/6/19, Cost $45,551 (1)(2)
(3)(4) 4,517,982 27,741
61,832
Total Industrials & Business Services 76,720
INFORMATION TECHNOLOGY  1.9%
IT Services  0.1%
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $13,003 (1)(2)(3)(4) 891,864 3,987
Haul Hub, Series C, Acquisition Date: 4/14/22, Cost $5,451 (1)
(2)(3)(4) 288,891 1,291
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $2,064 (1)(2)(3) 91,920 3,199
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $206 (1)(2)(3) 9,150 318
Themis Solutions, Series B, Acquisition Date: 4/14/21,
Cost $224 (1)(2)(3) 9,990 348
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $7,352 (1)(2)(3) 327,432 11,396
20,539

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
Software  1.8%
Databricks, Series F, Acquisition Date: 10/22/19,
Cost $25,522 (1)(2)(3) 1,782,729 164,902
Databricks, Series G, Acquisition Date: 2/1/21, Cost $12,785 (1)
(2)(3) 216,243 20,003
Gusto, Series B, Acquisition Date: 8/18/20, Cost $6,279 (1)(2)
(3) 464,700 8,639
Gusto, Series B-2, Acquisition Date: 8/18/20, Cost $11,722 (1)
(2)(3) 867,510 16,127
Gusto, Series C, Acquisition Date: 7/16/18, Cost $20,951 (1)(2)
(3) 2,755,737 51,229
Gusto, Series D, Acquisition Date: 7/16/19, Cost $29,246 (1)(2)
(3) 2,196,921 40,841
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $18,207 (1)(2)(3) 3,604,617 18,996
Socure, Series A, Acquisition Date: 12/22/21, Cost $2,679 (1)
(2)(3) 166,753 694
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $2,199 (1)
(2)(3) 136,862 569
Socure, Series B, Acquisition Date: 12/22/21, Cost $40 (1)(2)(3) 2,476 10
Socure, Series E, Acquisition Date: 10/27/21, Cost $5,097 (1)
(2)(3) 317,219 1,320
Tanium, Series G, Acquisition Date: 8/26/15, Cost $31,923 (1)
(2)(3) 6,430,431 33,824
357,154
Total Information Technology 377,693
Total Convertible Preferred Stocks (Cost $716,462) 866,880
PREFERRED STOCKS  0.7%
HEALTH CARE  0.7%
Life Sciences Tools & Services  0.7%
Sartorius (EUR)  567,818 126,188
Total Health Care 126,188
Total Preferred Stocks (Cost $101,633) 126,188

T. ROWE PRICE New Horizons Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS  4.3%
Money Market Funds  4.3%
T. Rowe Price Government Reserve Fund, 4.53% (4)(6) 859,518,648 859,519
Total Short-Term Investments (Cost $859,519) 859,519
Total Investments in Securities
100.2% of Net Assets
(Cost $14,207,397) $ 19,803,551
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) See Note 2. Level 3 in fair value hierarchy.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,112,388 and represents 5.6% of net assets.
(4) Affiliated Companies
(5) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
BILL Holdings  $ 1,416 $ 20,280 $ —
Caris Life Sciences, Series C  — 7,267 —
Caris Life Sciences, Series D  — 4,270 —
Checkr  — 1,964 —
Checkr, Series C  — 4,109 —
Checkr, Series D  — 3,344 —
Color Health, Series D  — (471) —
Color Health, Series D-1  — (1,460) —
Color Health, Series E  — 66 —
Dayforce ^^ 23,276 45,945 —
Esab  1,788 95,881 899
Evolve Vacation Rental Network, Series 4  — (3,685) —
Evolve Vacation Rental Network, Series 5  — (8,862) —
Evolve Vacation Rental Network, Series 6  — (11,382) —
Evolve Vacation Rental Network, Series 7  — (2,225) —
Evolve Vacation Rental Network, Series 8  — (10,767) —
Evolve Vacation Rental Network, Series 9  — (3,827) —
Five Below  (223,772) (116,110) —
Generation Bio  25 (4,428) —
Globant  13,764 (45,502) —
Haul Hub, Series B  — (2,318) —
Haul Hub, Series C  — (751) —
IGM Biosciences  (14,891) 11,415 —
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
Monte Rosa Therapeutics  89 4,447 —
Paylocity Holding  90,769 19,021 —
Replimune Group ** (57) 16,071 —
Scholar Rock, Warrants, 12/31/25  — 5,242 —
Scholar Rock Holding  (359) 97,551 —
SiteOne Landscape Supply  1,777 (81,163) —

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.53% $ — $ — $ 23,219++
Affiliates not held at period end (226,371) (6,297) —
Totals $ (332,546)# $ 37,625 $ 24,118+

T. ROWE PRICE New Horizons Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
BILL Holdings  $ * $ 112,410 $ 75,035 $ 529,627
Caris Life Sciences, Series C  * — — *
Caris Life Sciences, Series D  * — — *
Checkr  14,329 — — 16,293
Checkr, Series C  29,982 — — 34,091
Checkr, Series D  24,397 — — 27,741
Color Health, Series D  * — — *
Color Health, Series D-1  * — — *
Color Health, Series E  * — — *
Dayforce ^^ 722,054 6,501 110,395 664,105
Endava, ADR  398,991 — 371,770 —
Esab  * 62,739 2,055 365,356
Evolve Vacation Rental
Network, Series 4  10,746 — — 7,061
Evolve Vacation Rental
Network, Series 5  25,843 — — 16,981
Evolve Vacation Rental
Network, Series 6  33,192 — — 21,810
Evolve Vacation Rental
Network, Series 7  6,488 — — 4,263
Evolve Vacation Rental
Network, Series 8  31,399 — — 20,632
Evolve Vacation Rental
Network, Series 9  11,160 — — 7,333
Five Below  597,386 27,744 420,455 *
Generation Bio  * 3,547 129 5,657
Globant  563,615 102,816 196,410 *
Go Maps, Series B  — — 9,940 —
Go Maps, Series B-1  — — 2,148 —
Go Maps, Series B-3  — — 4,837 —
Haul Hub, Series B  6,305 — — 3,987
Haul Hub, Series C  2,042 — — 1,291
IGM Biosciences  * 1,094 17,164 10,855
Kardium, Series D-5  7,777 — — 7,777
Kardium, Series D-6  15,685 — — 15,685
Minted, Series E  19,655 — 23,654 —
Monte Rosa Therapeutics  * 3,711 131 23,619
Paylocity Holding  677,731 — 208,071 *

T. ROWE PRICE New Horizons Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
12/31/24
Replimune Group **  $ * $ 27,500 $ 6,832 $ 57,283
Scholar Rock, Warrants,
12/31/25  2,976 — — *
Scholar Rock Holding  74,700 4,178 2,162 *
SiteOne Landscape Supply  546,183 59,711 164,221 *
T. Rowe Price Government
Reserve Fund, 4.53% 1,013,758  ¤  ¤ 859,519
Total $ 2,700,966^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $24,118 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $2,645,287.
^^ Includes previously reported affiliate Ceridian HCM Holding acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.
** Includes previously reported affiliate Replimune Group PIPE acquired through a corporate action.

T. ROWE PRICE New Horizons Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $14,207,397) $ 19,803,551
Receivable for investment securities sold 11,174
Receivable for shares sold 4,428
Dividends receivable 2,609
Due from affiliates 598
Foreign currency (cost $59) 58
Cash 13
Other assets 601
Total assets 19,823,032
Liabilities
Payable for shares redeemed 47,731
Investment management fees payable 11,310
Payable to directors 16
Other liabilities 1,290
Total liabilities 60,347
NET ASSETS $ 19,762,685

T. ROWE PRICE New Horizons Fund
December 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,978,557
Paid-in capital applicable to 351,764,420 shares of $1.00
par value capital stock outstanding; 1,600,000,000 shares
authorized 13,784,128
NET ASSETS $ 19,762,685
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $7,756,107; Shares outstanding:
138,973,272) $ 55.81
I Class
(Net assets: $9,715,196; Shares outstanding:
172,792,697) $ 56.22
Z Class
(Net assets: $2,291,382; Shares outstanding: 39,998,451) $ 57.29

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
Year
Ended
12/31/24
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $890) $ 92,020
.
  Interest 30
Securities lending 7
Other 78
Total income 92,135
Expenses
Investment management 143,039
Shareholder servicing
Investor Class $ 13,318
I Class 1,480 14,798
Prospectus and shareholder reports
Investor Class 191
I Class 150
Z Class 1 342
Custody and accounting 660
Registration 117
Directors 75
Legal and audit 73
Miscellaneous 383
Waived / paid by Price Associates (14,800)
Total expenses 144,687
Net investment loss (52,552)

T. ROWE PRICE New Horizons Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 2,207,664
Foreign currency transactions (46)
Net realized gain 2,207,618
Change in net unrealized gain / loss
Securities (1,299,625)
Other assets and liabilities denominated in foreign currencies (16)
Change in net unrealized gain / loss (1,299,641)
Net realized and unrealized gain / loss 907,977
INCREASE IN NET ASSETS FROM OPERATIONS $ 855,425

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment loss $ (52,552) $ (57,758)
Net realized gain 2,207,618 2,233,360
Change in net unrealized gain / loss (1,299,641) 2,390,004
Increase in net assets from operations 855,425 4,565,606
Distributions to shareholders
Net earnings
Investor Class (370,116) –
I Class (462,944) –
Z Class (105,623) –
Decrease in net assets from distributions (938,683) –
Capital share transactions
*
Shares sold
Investor Class 600,833 961,281
I Class 655,898 976,793
Z Class 184,905 200,896
Distributions reinvested
Investor Class 358,602 –
I Class 425,238 –
Z Class 105,623 –
Shares redeemed
Investor Class (3,541,437) (2,151,280)
I Class (3,384,359) (1,889,156)
Z Class (301,771) (226,078)
Decrease in net assets from capital share
transactions (4,896,468) (2,127,544)

T. ROWE PRICE New Horizons Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/24 12/31/23
Net Assets
Increase (decrease) during period (4,979,726) 2,438,062
Beginning of period 24,742,411 22,304,349
End of period $ 19,762,685 $ 24,742,411
*Share information (000s)
Shares sold
Investor Class 10,530 18,745
I Class 11,379 19,072
Z Class 3,162 3,891
Distributions reinvested
Investor Class 6,045 –
I Class 7,116 –
Z Class 1,735 –
Shares redeemed
Investor Class (62,185) (42,146)
I Class (59,032) (36,988)
Z Class (5,190) (4,333)
Decrease in shares outstanding (86,440) (41,759)

T. ROWE PRICE New Horizons Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price New Horizons Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth by investing primarily in common stocks of small, rapidly growing companies.
The fund has three classes of shares: the New Horizons Fund (Investor Class), the New Horizons Fund–I Class (I Class) and the New Horizons Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes;
and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net

T. ROWE PRICE New Horizons Fund

unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2024, the fund realized $156,939,000 of net gain on
$304,853,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. ROWE PRICE New Horizons Fund

New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE New Horizons Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including

T. ROWE PRICE New Horizons Fund

developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
December 31, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):

T. ROWE PRICE New Horizons Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended
December 31, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at December 31, 2024, totaled $(11,768,000) for the year ended December 31, 2024. During the year, transfers into Level 3 resulted from a lack of observable market data for the security. Additionally, during the period, transfers into and/or out of Level 3 include securities acquired or exchanged as a result of a corporate action.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,567,493 $ 274,010 $ 109,461 $ 17,950,964
Convertible Preferred Stocks — — 866,880 866,880
Preferred Stocks — 126,188 — 126,188
Short-Term Investments 859,519 — — 859,519
Total $ 18,427,012 $ 400,198 $ 976,341 $ 19,803,551
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
12/31/24
Investment
in
Securities
Common
Stocks $ 108,184 $ 15,137 $ 23 $ (14,138) $ 255 $ — $ 109,461
Convertible
Preferred
Stocks 1,112,383 (136,824) 17,467 (126,146) 18,589 (18,589) 866,880
Total $ 1,220,567 $ (121,687) $ 17,490 $ (140,284) $ 18,844 $ (18,589) $ 976,341

T. ROWE PRICE New Horizons Fund

Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$109,461 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
- 100%
11% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Probability
for potential
outcome
25%
- 50%
33% Increase
Enterprise
value to sales
multiple
1.3x
– 8.9x
6.1x Increase
Sales growth
rate
5%
- 24%
24% Increase
Enterprise
value to gross
profit multiple
1.8x
– 12.4x
8.6x Increase
Gross profit
growth rate
25% 25% Increase
Enterprise
value to
EBITDA
multiple
12.0x 12.0x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$866,880 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Premium to
public company
multiples
59%
- 147%
102% Increase
Probability
for potential
outcome
10%
- 55%
33% Increase
Enterprise
value to sales
multiple
1.3x
– 14.5x
6.4x Increase
Projected
enterprise
value to sales
multiple
5.5x
– 8.7x
7.4x Increase
Sales growth
rate
0%
- 124%
33% Increase

T. ROWE PRICE New Horizons Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Inputs(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
1.8x
– 21.6x
9.9x Increase
Projected
enterprise
value to gross
profit multiple
8.1x
– 21.6x
16.0x Increase
Gross profit
growth rate
0%
- 171%
44% Increase
Enterprise
value to
EBITDA
multiple
12.0x
– 21.2x
14.9x Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Enterprise
value to gross
merchandise
value
0.5x 0.5x Increase
Discount for
dilution
43% 43% Decrease
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 30%
14% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE New Horizons Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP,

T. ROWE PRICE New Horizons Fund

investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
December 31, 2024, there were no securities on loan.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $7,033,218,000 and
$12,505,048,000, respectively, for the year ended December 31, 2024.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the current net operating loss, redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2024
December 31,
2023
Long-term capital gain $ 938,683 $ —

T. ROWE PRICE New Horizons Fund

At December 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. During the year ended December 31, 2024, the fund utilized
$226,364,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that
($000s)
Cost of investments $ 14,259,486
Unrealized appreciation $ 6,612,148
Unrealized depreciation (1,068,111)
Net unrealized appreciation (depreciation) $ 5,544,037
($000s)
Undistributed ordinary income $ 130,413
Undistributed long-term capital gain 304,107
Net unrealized appreciation (depreciation) 5,544,037
Total distributable earnings (loss) $ 5,978,557

T. ROWE PRICE New Horizons Fund

the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee equal to 0.35%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2024, the effective annual group fee rate was 0.28%. Effective May 1, 2021, Price
Associates has contractually agreed, at least through February 28, 2027, to waive a portion of its management fee so that an individual fund fee of 0.2975%
is applied to the fund’s average daily net assets that are equal to or greater than $40 billion. Thereafter, this agreement will automatically renew for one-
year terms unless terminated by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended
December 31, 2024.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses

T. ROWE PRICE New Horizons Fund

decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2024 as indicated
in the table below. At December 31, 2024, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE New Horizons Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended December 31,
2024, expenses incurred pursuant to these service agreements were $116,000 for Price Associates; $4,144,000 for T. Rowe Price Services, Inc.; and
$2,463,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2024, the fund was reimbursed $5,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $44,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.99% 0.05% 0.00%
Expense limitation date 04/30/26 04/30/26 N/A
(Waived)/repaid during the period ($000s) $— $— $(14,800)

T. ROWE PRICE New Horizons Fund

presented net on the accompanying Statement of Assets and Liabilities. At
December 31, 2024, less than 1% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At December 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
As of December 31, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 285,315 shares of the I Class, representing less than 1% of the I Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE New Horizons Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE New Horizons Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of
T. Rowe Price New Horizons Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price New Horizons Fund, Inc. (the
"Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE New Horizons Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodians and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE New Horizons Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $1,296,023,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $58,460,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $42,932,000 of the fund's income qualifies for the dividends-received deduction.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F42-050 2/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price New Horizons Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2025